Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of Liabilities Measured at Fair Value

The following table represents the Company's fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis:

	As of June 30, 2013
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivative instruments	$-	$-	$1,848,566	$1,848,566

	As of December 31, 2012
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivative instruments	$-	$-	$1,295,613	$1,295,613

	As of December 31, 2012
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivatives instruments	$-	$-	$1,295,613	$1,295,613

	As of December 31, 2011
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivatives instruments	$-	$-	$1,886,652	$1,886,652

Summary of Changes in Fair Value of Level 3 Liabilities

The following table sets forth a summary of changes in the fair value of the Company's Level 3 liabilities for the six months ended June 30, 2013:

Description	Balance as of December 31, 2012	Unrealized Losses	Balance as of June 30, 2013
Derivative liabilities related to stock purchase warrants	$1,295,613	$552,953	$1,848,566

The following table sets forth a summary of changes in the fair value of the Company's Level 3 liabilities for the six months ended June 30, 2012:

Description	Balance as of December 31, 2011	Unrealized Losses	Balance as of June 30, 2012
Derivative liabilities related to stock purchase warrants	$1,886,652	$167,853	$2,054,505

The following table sets forth a summary of changes in the fair value of our Level 3 liabilities for the years ended December 31, 2012, 2011 and 2010:

Description	Balance as of December 31, 2011	New Liabilities	Unrealized (Gains)	Balance as of December 31, 2012
Stock purchase warrants	$1,886,652	-	$(591,039)	$1,295,613

Description	Balance as of December 31, 2010	New Liabilities 2011	Unrealized (Gains)	Balance as of December 31, 2011
Stock purchase warrants	$8,362,995	$668,640	$(7,144,983)	$1,886,652

Description	Balance as of December 31, 2009	New Liabilities 2010	Unrealized Losses	Balance as of December 31, 2010
Stock purchase warrants	$835,299	$2,070,146	$5,457,550	$8,362,995

Schedule of Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements
Fair Value at 6/30/2013	Valuation Technique	Unobservable Inputs
$1,848,566	Black-Scholes option pricing model	Expected term
Expected dividends
Anticipated volatility

Quantitative Information about Level 3 Fair Value Measurements
Fair Value at 12/31/2012	Valuation Technique	Unobservable Inputs
$1,295,613	Black-Scholes option pricing model	Expected term
Expected dividends
Anticipated volatility